PROVISIONS AND CONTINGENCIES - Changes in provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in Provisions
Provisions at beginning of year	$ 226	$ 281
Net charge to income statement	190	12
Unwinding of discount	4	3
Utilised	(145)	(62)
Transfers		(9)
Exchange adjustment	(1)	1
Provisions at end of year	274	226
Rationalisation provisions
Changes in Provisions
Provisions at beginning of year	6	20
Net charge to income statement	120
Utilised	(90)	(15)
Exchange adjustment	(1)	1
Provisions at end of year	35	6
Metal-on-metal
Changes in Provisions
Provisions at beginning of year	157	163
Net charge to income statement	72	10
Unwinding of discount	4	3
Utilised	(41)	(19)
Provisions at end of year	192	157
Legal and other provisions
Changes in Provisions
Provisions at beginning of year	63	98
Net charge to income statement	(2)	2
Utilised	(14)	(28)
Transfers		(9)
Provisions at end of year	$ 47	$ 63